Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Earnings Per Share

24. Earnings Per Share

(a) Basic and diluted earnings per share

Basic earnings per share are calculated by dividing the result attributable to owners of the Company by the weighted average number of shares outstanding during the year.

	2022	2021	2020
Result attributable to owners of the Company (€ in thousands)	(65,111)	(61,621)	(46,565)
Weighted average number of shares outstanding	71,641,305	64,182,492	50,060,565
Basic (and diluted) earnings per share (€ per share)	€(0.91)	€(0.96)	€(0.93)

(b) Diluted earnings per share

For the periods included in these financial statements, the share options are not included in the diluted earnings per share calculation as the Company was loss-making in all periods. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal.

(c) Dividends per share

The Company did not declare dividends for any of the years presented in these financial statements.